Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Inventories [Abstract]
Finished goods	¥ 2,294		¥ 107		$ 328
Gross total	2,294		107		328
Less: inventory write-down
Net inventories	¥ 2,294		¥ 107		$ 328